UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04656

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Ellsworth Fund Ltd.

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(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

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(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Ellsworth Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Ellsworth Fund Ltd. - Portfolio of Investments (unaudited)
June 30, 2009
	Principal	Value
	Amount	(Note 1)

CONVERTIBLE BONDS AND NOTES - 68.6%

Aerospace and Defense - 1.2%
Alliant Techsystems Inc. 2.75%, due 2011 cv. sr. sub. notes (B1)	$1,000,000	$1,048,750

Computer Hardware - 3.7%
EMC Corp. 1.75%, due 2013 cv. sr. notes (A-)	1,000,000	1,025,000
NETAPP, Inc. 1.75%, due 2023 cv. sr. notes (NR)
(Acquired 01/15/09 and 04/02/09; Cost $1,207,500) (2)	1,500,000	1,325,625
Richardson Electronics, Ltd. 8%, due 2011 cv. sr. sub. notes (NR)	1,000,000	797,500
		3,148,125
Computer Software - 3.7%
Blackboard Inc. 3.25%, due 2027 cv. sr. notes (BB-)	2,500,000	2,287,500
GSI Commerce, Inc. 2.5%, due 2027 cv. sr. notes (NR)	1,000,000	740,000
Lehman Brothers Holdings Inc. 1%, due 2009 medium-term notes (NR)
(performance linked to Microsoft Corp. common stock) (1,3)	1,500,000	127,500
		3,155,000
Consumer Goods - 2.2%
Chattem, Inc. 1.625%, due 2014 cv. sr. notes (NR)	1,808,000	1,887,100

Energy - 9.1%
Chesapeake Energy Corp. 2.75%, due 2035 contingent cv. sr. notes (Ba3) (1)	1,910,000	1,664,088
Covanta Holding Corp. 1%, due 2027 cv. sr. deb. (Ba3) (1)	2,000,000	1,745,000
McMoRan Exploration Co. 5.25%, due 2011 cv. sr. notes (NR)	1,340,000	1,189,250
Oil States International, Inc. 2.375%, due 2025 contingent cv. sr. notes (NR)	1,575,000	1,571,063
SunPower Corp. 1.25%, due 2027 cv. sr. deb. (NR)	1,500,000	1,156,875
Trina Solar Ltd. 4%, due 2013 cv. sr. notes (NR)
(exchangeable for ADS representing common shares)	500,000	415,625
		7,741,901
Financial Services - 3.5%
Old Republic International Corp. 8%, due 2012 cv. sr. notes (BBB)	1,000,000	1,023,750
Euronet Worldwide, Inc. 3.50%, due 2025 cv. deb. (B+) (1)	2,250,000	1,977,188
		3,000,938
Foods - 3.4%
Central European Distribution Corp. 3%, due 2013 cv. sr. notes (B-)	1,000,000	686,250
The Great Atlantic & Pacific Tea Company, Inc. 5.125%, due 2011 cv. sr. notes (Caa1)	525,000	385,875
The Great Atlantic & Pacific Tea Company, Inc. 6.75%, due 2012 cv. sr. notes (Caa1)	1,225,000	753,375
Tyson Foods, Inc. 3.25%, due 2013 cv. sr. notes (BB)	1,000,000	1,013,750
		2,839,250
Healthcare - 8.6%
China Medical Technologies, Inc. 4%, due 2013 cv. sr. sub. notes (NR)
(exchangeable for ADS representing common stock)	1,750,000	1,117,813
Greatbatch, Inc. 2.25%, due 2013 cv. sub. deb. (NR) (1)	1,500,000	1,252,500
Kinetic Concepts, Inc. 3.25%, due 2015 cv. sr. notes (B+)	2,000,000	1,567,500
Millipore Corp. 3.75%, due 2026 cv. sr. notes (BB-) (1)	1,750,000	1,736,875
Omnicare, Inc. 3.25%, due 2035 cv. sr. deb. (B3) (1)	850,000	592,875
SonoSite Inc. 3.75%, due 2014 cv. sr. notes (NR)	1,250,000	1,068,750
		7,336,313
Information Technology - 0.6%
Itron, Inc. 2.50%, due 2026 cv. sub. deb. (B-)	500,000	548,750

Minerals and Mining - 1.2%
Goldcorp Inc. 2%, due 2014 cv. sr. notes (BBB+)
(Acquired 06/02/09; Cost $1,000,000) (2)	1,000,000	986,700

Ellsworth Fund Ltd. - Portfolio of Investments (continued)
June 30, 2009
	Principal	Value
	Amount	(Note 1)

CONVERTIBLE BONDS AND NOTES - continued

Multi-Industry - 3.2%
Diversa Corp. 5.5%, due 2027 cv. sr. notes (NR)
(exchangeable for Verenium Corp. common stock)	$750,000	$169,688
LSB Industries, Inc. 5.5%, due 2012 cv. sr. sub. deb. (NR)	3,000,000	2,538,750
		2,708,438
Pharmaceuticals - 9.0%
Biovail Corp. 5.375%, due 2014 cv. sr. notes (NR)
(Acquired 06/04/09; Cost $125,000) (2)	125,000	140,000
Cephalon, Inc. 2.5%, due 2014 cv. sr. sub. notes (NR)	1,000,000	997,500
Endo Pharmaceuticals Holdings, Inc. 1.75%, due 2015 cv. sr. sub. notes (NR)
(Acquired 01/15/09 and 04/02/09; Cost $1,264,897) (2)	1,500,000	1,213,125
Mylan Inc. 3.75%, due 2015 cash cv. notes (B+)	1,000,000	1,123,750
Mylan Laboratories, Inc. 1.25%, due 2012 cv. sr. notes (B+)	500,000	435,625
Teva Pharmaceutical Finance Co. B.V. 1.75%, due 2026 cv. sr. deb. (Baa2)
(exchangeable for Teva Pharmaceutical Industries Ltd. ADR)	1,500,000	1,693,125
Wyeth floating rate, due 2024 cv. sr. deb. (A3)	2,000,000	2,006,200
		7,609,325
Retail - 1.6%
RadioShack Corp. 2.5%, due 2013 cv. sr. notes (BB)	1,500,000	1,366,875

Semiconductors - 2.6%
Intel Corp. 2.95%, due 2035 jr. sub. cv. deb. (A-) (1)	2,000,000	1,690,000
LSI Logic Corp. 4%, due 2010 cv. sub. notes. (NR)	500,000	491,250
		2,181,250
Telecommunications - 12.5%
ADC Telecommunications Inc. floating rate, due 2013 cv. sub. notes (NR)	1,750,000	1,288,438
Anixter International Inc. 1%, due 2013 cv. sr. notes (BB-)	1,500,000	1,243,125
CommScope, Inc. 3.25%, due 2015 cv. sr. sub. notes (B)	500,000	570,000
Comtech Telecommunications Corp. cv. sr. notes (NR)
(Acquired 05/04/09; Cost $1,000,000) (2)	1,000,000	1,040,000
Equinix, Inc. 2.5%, due 2012 cv. sub. notes (B-)	2,500,000	2,250,000
General Cable Corp. 1%, due 2012 cv. sr. notes (B1)	1,500,000	1,185,000
NII Holdings, Inc. 2.75%, due 2025 cv. notes (NR)	1,750,000	1,645,000
SAVVIS, Inc. 3%, due 2012 cv. sr. notes (NR)	1,800,000	1,361,250
		10,582,813
Transportation - 1.9%
ExpressJet Holdings, Inc. 4.25%, due 2023 cv. notes (NR)	900,000	643,500
JetBlue Airways Corp. 3.75%, due 2035 cv. deb. (CCC)	1,000,000	962,500
		1,606,000
Travel and Leisure - 0.6%
Morgans Hotel Group 2.375%, due 2014 cv. sr. sub. notes (NR)	1,000,000	501,250

TOTAL CONVERTIBLE BONDS AND NOTES		58,248,778

CORPORATE BONDS AND NOTES - 0.9%

Retail - 0.9%
Amerivon Holdings LLC 4%, due 2010 units (NR)
(Acquired 06/01/07; Cost $1,500,000) (2,3)	1,500,000	750,000

Ellsworth Fund Ltd. - Portfolio of Investments (continued)
June 30, 2009
		Value
	Shares	(Note 1)

CONVERTIBLE PREFERRED STOCKS - 8.7%

Banking/Savings and Loan - 4.7%
Bank of America Corp. 7.25% non-cum. perpetual cv. pfd., series L (B3)	1,000	$836,030
New York Community Bancorp, Inc. 6% BONUSES units (Baa1)	39,178	1,303,844
Sovereign Capital Trust IV 4.375% PIERS (Baa2)
(exchangeable for Sovereign Bancorp, Inc. common stock) (1)	14,000	292,250
Wells Fargo Corp perpetual cv. pfd., series L (B2)	2,000	1,569,940
		4,002,064
Chemicals - 1.5%
Celanese Corp. 4.25% perpetual cv. pfd. (NR)	40,000	1,263,200

Energy - 1.2%
Whiting Petroleum Corp. 6.25% perpetual cv. pfd. (B-)	10,000	986,400

Minerals and Mining - 1.3%
Freeport-McMoRan Copper & Gold Inc. 5.5% cv. perpetual pfd. (BB)	1,000	1,125,250

TOTAL CONVERTIBLE PREFERRED STOCKS		7,376,914

MANDATORY CONVERIBLE SECURITIES - 7.6%

Energy - 3.4%
Bristow Group Inc. 5.5%, due 09/15/09 mandatory cv. pfd. (B)	20,000	813,800
Great Plains Energy, Inc. 12%, due 06/15/12 equity units (NR) (1)	20,000	1,150,000
Merrill Lynch & Co., Inc. 5.4%, due 09/27/10 PRIDES (A+)
(linked to the performance of ConocoPhillips common stock)	2,000	941,510
		2,905,310
Foods - 0.1%
Lehman Brothers Holdings Inc. 6%, due 10/12/10 PIES (NR)
(exchangeable for General Mills, Inc. common stock) (3)	50,000	106,250

Minerals and Mining - 2.7%
Freeport-McMoRan Copper & Gold Inc. 6.75%, due 05/01/10 mandatory cv. pfd. (BB)	10,000	794,300
Vale Capital Ltd. 5.5%, due 06/15/10 mandatory cv. notes (BBBH)
(exchangeable for ADS representing Vale S.A. common stock)	30,000	1,100,700
Vale Capital Ltd. 5.5%, due 06/15/10 mandatory cv. notes (BBBH)
(exchangeable for ADS representing Vale S.A. Preference A Shares)	10,000	375,000
		2,270,000
Pharmaceuticals - 1.4%
Schering-Plough Corp. 6%, due 08/13/10 mandatory cv. pfd. (Baa3)	5,000	1,133,500

TOTAL MANDATORY CONVERTIBLE SECURITIES (5)		6,415,060

COMMON STOCKS - 5.6%

Banking/Savings and Loan - 0.3%
Fifth Third Bancorp	41,353	293,606

Media and Entertainment - 2.3%
The Walt Disney Company	82,500	1,924,725

Pharmaceuticals - 1.4%
Johnson & Johnson	20,500	1,164,400

Ellsworth Fund Ltd. - Portfolio of Investments (continued)
June 30, 2009
		Value
	Shares	(Note 1)

COMMON STOCKS - continued

Telecommunications - 1.6%
AT&T	55,000	$1,366,200

TOTAL COMMON STOCKS		4,748,931

Total Convertible Bonds and Notes - 68.6%		$58,248,775
Total Corporate Bonds and Notes - 0.9%		750,000
Total Convertible Preferred Stocks - 8.7%		7,376,914
Total Mandatory Convertible Securities - 7.6%		6,415,060
Total Common Stocks - 5.6%		4,748,931
Total Investments - 91.4%		77,539,680

Other assets and liabilities, net - 8.6%		7,323,640
Total Net Assets - 100.0%		$84,863,320

(1) Contingent payment debt instrument (See Note 2).

(2) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act of 1933, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at June 30, 2009 was $5,455,450, which represented 6.4% of the Fund's net assets.

(3) Investment is valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The market value of these securities amounted to $983,750 at June 30, 2009, which represented 1.2% of the Fund's net assets.

(4) Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. As of June 30, 2009, the Fund was invested in the following restricted securities:

Amerivon Holdings LLC 4% units containing cv. promissory note and warrants due 2010, acquired June 1, 2007.

(5) These securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

Investment Abbreviations
ADR - American Depositary Receipts.
ADS - American Depositary Shares.
BONUSES - Bifurcated Option Note Unit Securities.
PIES - Premium Income Exchangeable Securities.
PIERS - Preferred Income Equity Redeemable Securities.
PRIDES - Preferred Redeemable Increased Dividend Equity Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.

Summary of Portfolio Ratings *
AA	0%
A	8%
BBB	11%
BB	18%
B	22%
CCC	3%
Not Rated	38%

* Excludes equity securities and cash

Ellsworth Fund Ltd. - Selected Notes to Financial Statements (unaudited)

Ellsworth Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

Note 1. Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

Note 2. Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as “contingent payment debt instruments,” Federal tax regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received. Contingent interest income amounted to approximately 4 cents per share for the nine months ended June 30, 2009. In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income. At June 30, 2009, there were unrealized losses of approximately 18 cents per share on contingent payment debt instruments.

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows:

Cost basis of investments	$ 90,717,710

Gross unrealized appreciation	2,810,970
Gross unrealized depreciation	(15,989,000)
Net unrealized depreciation	$(13,178,030)

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”), (17 CFR 270.30a-3(c))) are effective as of August 11, 2009 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-

3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By: /s/Thomas H. Dinsmore

Thomas H. Dinsmore
Chairman of the Board and
Chief Executive Officer
(Principal Executive Officer)

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore

Thomas H. Dinsmore
Chairman of the Board and
Chief Executive Officer
(Principal Executive Officer)

Date: August 28, 2009

By: /s/Gary I. Levine

Gary I. Levine
Chief Financial Officer
(Principal Financial Officer)

Date: August 28, 2009